FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Swaps (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 16, 2019
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.00%
Currency risk | Currency swap | 9.875% 2021 Notes effective Feb 1, 2016
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 30.6
Fixed-variable interest rate paid	9.89%
Fixed/variable interest rate received	9.875%
Fixed foreign exchange rate paid	1.4130
Currency risk | Currency swap | Term Loan Effective May 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 403.6
Fixed-variable interest rate paid	3.174%
Fixed/variable interest rate received	2.75%
Fixed foreign exchange rate paid	1.2976
Currency risk | Currency swap | 8.500% 2027 Notes Effective Apr 23, 2019 Swap One
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 48.0
Fixed-variable interest rate paid	8.399%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
Currency risk | Currency swap | 8.500% 2027 Notes Effective Apr 23, 2019 Swap Two
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 300.0
Fixed-variable interest rate paid	8.419%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
Currency risk | Currency swap | 5.125% 2026 Secured Notes Effective Dec 16, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	5.725%
Fixed/variable interest rate received	5.125%
Fixed foreign exchange rate paid	1.3245
Currency risk | Currency swap | 4.250% 2025 Secured Notes Effective Apr 29, 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	4.805%
Fixed/variable interest rate received	4.25%
Fixed foreign exchange rate paid	1.4198
Currency risk | Currency swap | 4.000% 2028 Notes Effective Nov 23, 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	4.524%
Fixed/variable interest rate received	4.00%
Fixed foreign exchange rate paid	1.3112